Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes	Tax Rate Reconciliation to the Canadian Statutory Income Tax Rate

(CAD$ in millions)	2023	2022
Profit from continuing operations before taxes	$3,944	$6,565
Loss from discontinued operations before taxes (Note 5)	(28)	(956)
Profit for the year from continuing and discontinued operations before taxes	$3,916	$5,609

Tax expense at the Canadian statutory income tax rate of 27% (2022 – 26.53%)	$1,057	$1,488
Tax effect of:
Resource taxes	419	670
Resource and depletion allowances	(64)	(96)
Non-deductible expenses (non-taxable income)	42	74
Tax pools not recognized (recognition of previously unrecognized tax pools)	8	5
Effect of new Chilean royalty (f)	106	—
Difference in tax rates in foreign jurisdictions	48	76
Revisions to prior year estimates	17	15
Non-controlling interests	(25)	(21)
Effect from sale of Fort Hills	2	83
Other	(2)	17
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Represented by:
Current income taxes	2,228	1,413
Deferred income taxes	(620)	898
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Provision for income taxes from continuing operations	1,610	2,495
Recovery of income taxes from discontinued operations	(2)	(184)
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Current income taxes are accrued and paid in all jurisdictions in which we operate.
23. Income Taxes (continued)

b) Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Transfer	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other timing differences (TDs)	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other TDs	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778

Summary of Deferred Tax Expense Charged (Credited) to Income Statement	Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Transfer	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other timing differences (TDs)	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other TDs	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778